Financial instruments - Currency Risk Exposure (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 23,242	$ 13,510
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	24,774	23,519
Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	50,590	29,185
Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	19,910	19,912
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	32,693	33,918
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	540	781
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	16,329	20,046
Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	68,954	31,381
CAD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(211)	(163)
CAD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,600	3,039
CAD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	17,333	13,769
CAD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	14,359	10,252
CAD | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,758	3,458
CAD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,218	12,952
CAD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	192	275
CAD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	8,739	10,154
CAD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	19,901	7,137
EUR
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	369	246
EUR | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,019	4,446
EUR | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,615	4,823
EUR | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	14,291	5,734
EUR | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	6,340	6,366
EUR | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	12,383	9,747
EUR | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	207	224
EUR | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,306	2,971
EUR | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	19,369	8,427
AUD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	279	138
AUD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,244	1,375
AUD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	723	1,403
AUD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	12,921	6,958
AUD | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	5,876	6,682
AUD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,573	3,454
AUD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	41	67
AUD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,046	1,484
AUD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	18,104	11,413
GBP
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(58)	(89)
GBP | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,759	1,638
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,468	1,841
GBP | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	7,671	5,620
GBP | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,452	2,303
GBP | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	613	2,208
GBP | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	97	174
GBP | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,957	3,033
GBP | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	11,683	5,987
NZD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(137)	(160)
NZD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,151	2,088
NZD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	356	769
NZD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,348	621
NZD | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1	0
NZD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,771	2,299
NZD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	0
NZD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,218	1,456
NZD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(133)	(277)
Other
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(105)	(125)
Other | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,469	924
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	279	914
Other | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	0
Other | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,483	1,103
Other | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,135	3,258
Other | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3	41
Other | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	63	948
Other | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 30	$ (1,306)